Net fee income	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Net fee income

Net fee income by product type
	2022	2021	2020
	£m	£m	£m
Account services	302	271	239
Funds under management	433	465	424
Cards	56	44	44
Credit facilities	235	246	250
Broking income	354	368	369
Imports/exports	44	40	41
Remittances	101	84	62
Underwriting	171	286	360
Global custody	203	200	220
Corporate finance	124	132	85
Securities others — (including stock lending)	81	76	—
Trust income	49	43	45
Other	453	451	535
Fee income	2,606	2,706	2,674
Less: fee expense	(1,345)	(1,293)	(1,274)
Net fee income	1,261	1,413	1,400

Net fee income by global business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Year ended 31 Dec 2022
Fee income	1,301	817	70	425	592	(599)	2,606
Less: fee expense	(1,439)	(173)	(55)	(26)	(246)	594	(1,345)
Net fee income	(138)	644	15	399	346	(5)	1,261

Year ended 31 Dec 2021
Fee income	1,251	861	89	415	633	(543)	2,706
Less: fee expense	(1,245)	(188)	(83)	(54)	(255)	532	(1,293)
Net fee income	6	673	6	361	378	(11)	1,413

Year ended 31 Dec 2020
Fee income	1,243	857	94	407	603	(530)	2,674
Less: fee expense	(1,209)	(172)	(123)	(51)	(245)	526	(1,274)
Net fee income	34	685	(29)	356	358	(4)	1,400

Net fee income includes £778m of fees earned on financial assets that are not at fair value through profit or loss (other than amounts included in determining the effective interest rate) (2021: £935m; 2020 £883m), £229m of fees payable on financial liabilities that are not at fair value through profit of loss (other than amounts included in determining the effective interest rate) (2021: £221m; 2020: £176m), £687m of fees earned on trust and other fiduciary activities (2021: £709m; 2020: £688m), and £69m of fees payable relating to trust and other fiduciary activities (2021: £61m; 2020 £68m).